DEPOSITS	12 Months Ended
Sep. 30, 2011
DEPOSITS
DEPOSITS

8.                      DEPOSITS

Deposits at September 30, 2011 and 2010 are summarized as follows:

	2011		2010
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate
Transaction accounts:
Non-interest-bearing checking	$150,430,677	—%	$149,186,009	—%
Interest-bearing checking	328,274,827	0.28	345,012,929	0.90
Savings accounts	35,713,661	0.14	30,296,199	0.18
Money market	183,873,574	0.33	189,851,005	0.52

Total transaction accounts	698,292,739	0.22	714,346,142	0.58

Certificates of deposit:
0.00% to 0.99%	142,890,688	0.48	119,274,303	0.61
1.00% to 1.99%	203,692,301	1.53	95,540,118	1.56
2.00% to 2.99%	27,191,874	2.46	89,282,166	2.70
3.00% to 3.99%	40,107,262	3.20	80,637,382	3.35
4.00% to 4.99%	1,864,014	4.22	7,581,100	4.14
5.00% to 5.99%	8,486,035	5.23	8,541,909	5.23

Total certificates of deposit	424,232,174	1.48	400,856,978	2.02

Total	$1,122,524,913	0.70%	$1,115,203,120	1.09%

The aggregate amounts of certificates of deposit with a minimum principal amount of $100,000 were $226.2 million and $218.8 million at September 30, 2011 and 2010, respectively. Certificates of deposit at September 30, 2011 and 2010 include time deposits obtained from national brokers totaling $8.4 million with weighted-average interest rates of 5.23%.

At September 30, 2011, the scheduled maturities of certificates of deposit were as follows:

Maturing within:
Three months ending:
December 31, 2011	$121,695,708
March 31, 2012	65,593,350
June 30, 2012	41,680,920
September 30, 2012	48,651,408
Year ending:
September 30, 2013	128,721,920
September 30, 2014	15,516,792
September 30, 2015	832,616
September 30, 2016	1,539,460
Thereafter	—
Total	$424,232,174

A summary of interest expense on deposits for the years ended September 30, 2011, 2010 and 2009 is as follows:

	2011	2010	2009

Interest-bearing checking	$2,563,968	$3,667,002	$3,504,122
Savings	58,269	59,133	55,804
Money market	1,342,532	2,146,037	1,676,266
Certificates of deposit	7,409,683	10,262,192	16,279,392

Total	$11,374,452	$16,134,364	$21,515,584